DISAGGREGATED REVENUES BY CUSTOMER TYPE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
DISAGGREGATED REVENUES BY CUSTOMER TYPE

NOTE 18: DISAGGREGATED REVENUES BY CUSTOMER TYPE

The Company recognized revenues of $1,289 thousand and $2,766 thousand for the three and six months ended June 30, 2022, respectively, and $489 thousand and $828 thousand 2021, for the three and six months ended June 30, 2021 respectively. Food service revenues included $321 thousand of credits and promotions to new customers mainly served under our new foodservices partnership. Substantially all of the Company’s revenues are generated from the sale of lettuce and micro-greens sold to retail and food service customers globally.

	Three months ended June 30,		Six months ended June 30,
In thousands	2022	2021	2022	2021
Food service revenue	$766	$130	$1,376	$294
Retail revenue	523	359	1,390	534
Net sales	$1,289	$489	$2,766	$828

NOTE 16: DISAGGREGATED REVENUES BY CUSTOMER TYPE

The Company recognized revenues of $2,855 thousand and $887 thousand for the years ended December 31, 2021 and 2020, respectively. Substantially all of the Company’s revenues are generated from the sale of lettuce and micro-greens sold to retail and distribution customers globally.

In thousands	December 31, 2021	December 31, 2020
Food Service Revenue	$1,575	$169
Retail Revenue	1,280	718
Net sales	$2,855	$887